Accounts and Other Receivables (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables	$ 1,058,544	$ 1,133,400	$ 904,891
Other receivables	1,138,532	643,051	613,806
Accounts and Other Receivables Gross Current	2,197,076	1,776,451	1,518,697
Less allowance for doubtful accounts	(64,673)	(42,709)	(38,234)
Accounts and Other Receivables	$ 2,132,403	$ 1,733,742	$ 1,480,463